Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 66.4	$ 57.0
Finite-Lived Intangible Assets, Accumulated Amortization	36.1	28.9
Finite-Lived Intangible Assets, Net	30.3	28.1
Indefinite-Lived Intangible Assets (Excluding Goodwill)	0.0	0.9
Intangible Assets, Gross	66.4	57.9
Intangible Assets, Net	30.3	29.0
Amortization of Intangible Assets	7.2	2.9	$ 3.2
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 0.9
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Asset Useful Life	5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Asset Useful Life	20 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 6.8	6.8
Finite-Lived Intangible Assets, Accumulated Amortization	2.4	2.0
Finite-Lived Intangible Assets, Net	4.4	4.8
Technology Use [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9.0	9.0
Finite-Lived Intangible Assets, Accumulated Amortization	4.1	3.5
Finite-Lived Intangible Assets, Net	4.9	5.5
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	50.6	41.2
Finite-Lived Intangible Assets, Accumulated Amortization	29.6	23.4
Finite-Lived Intangible Assets, Net	21.0	17.8
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Trade Names	$ 0.0	$ 0.9